SHORTTERM BANK LOAN (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total Unsecured short Term Bank Loan [Member]
Loan amount in RMB	$ 228,553	$ 143,353
Unsecured short-term bank loan	32,191	20,784
China Construction Bank [Member]
Loan amount in RMB	228,553	143,353
Unsecured short-term bank loan	$ 32,191	$ 20,784
Loan commencement date	Apr. 07, 2023	Apr. 27, 2022
Loan maturity date	Apr. 07, 2024	Apr. 27, 2023
Interest rate	3.80%	4.70%